THE TREASURER'S FUND

                               SEMI-ANNUAL REPORT
                                APRIL 30, 2001(a)

TO OUR SHAREHOLDERS,

      As the year 2000 ended, the U.S. economy showed increasing evidence of a downturn. The economic slowdown reflected the rising impact of a variety of forces, including signs of weakening sales and production data with lower consumer confidence, tight labor conditions, and high energy prices sapping household and business purchasing power. With mounting evidence of a rapidly slowing economy, the Federal Open Market Committee ("FOMC") worked hard to head off recession. In light of the economic weakness and rising concerns about recession the Federal Reserve Board ("Fed") has slashed the Fed Funds rate five times in 2001, for a total of 250 basis points, all to prevent the struggling economy from tipping into recession. The economy was hit with an unfamiliar and abrupt slowdown, with the most pronounced weakness evidenced in manufacturing and consumer confidence and deteriorating labor markets.

      During the second quarter of 2001, but before the May FOMC meeting, the market was inundated with positive economic data (rise in retail sales and
University of Michigan Confidence index and a drop in jobless claims) illustrating that the consumer was still willing to spend, without any concern of recession, corporate layoffs or weak labor markets. The headlines implied that the worst was over and the markets could expect less aggressive Fed action at the May 15th meeting. Regardless of such positive data the Fed, however, saw continued evidence that the pace of economic activity had slowed sharply and cut the Fed Funds rate another one half-percentage point to 4.00% and kept its weak bias. The Fed's statement after the meeting was much more downbeat on the economy than expected. The Fed reiterated the same concerns of declines in capital spending, erosion in profits, equity wealth effect on consumer spending and the risk of slower growth abroad indicating that further Fed action was possible.

      May's unemployment rate released on June 1, 2001, the most scrutinized piece of data monitored by the Fed, edged lower to 4.4%, the first improvement in eight months, illustrating that the labor market was a bit stronger than expected. But as the overall scenario improved, the manufacturing sector plunged for the tenth month in a row. Meanwhile in a separate report, the National Association of Purchasing Managers Index ("NAPM") fell to 42.1 in May, suggesting that the economy continues to struggle. Many market participants cautioned against getting too optimistic about the slight improvement in the unemployment rate, predicting that it will continue to rise in the coming months unless some sign of an economic recovery occurs during the second quarter. The manufacturing weakness alone will encourage the Fed to continue easing to revive an ailing economy.



----------------------
(a) The Fund's fiscal year ends October 31.

      Looking ahead, many market participants believe that the Fed is near the end of its rate cutting cycle, given that the economy is beginning to show signs of responding to the aggressive stimulus. However, word on the street remains that the Fed will move in 25 basis point increments at the next two meetings, reaching a Fed Funds target rate of 3.5% by the end of August.

WWW.GABELLI.COM

      Please visit us on the Internet. Our home page at http://www.gabelli.com contains information about Gabelli Asset Management Inc., the Gabelli Mutual Funds, IRAs, 401(k)s, quarterly reports, closing prices and other current news. You can send us e-mail at info@gabelli.com. In our efforts to bring our shareholders more timely portfolio information, Gabelli Fund's portfolio managers regularly participate in chat sessions at www.gabelli.com. Chief Investment Officer Mario J. Gabelli appears regularly in a special chat on the first Monday of each month. Howard Ward, portfolio manager of The Gabelli Growth Fund, appears on the first Tuesday of every month. In addition, every Wednesday of the month will feature a different portfolio manager. All chat sessions start at 4:15 ET. Please arrive early, as participation is limited. You may sign up for our HIGHLIGHTS email newsletter at www.gabelli.com and receive early notice of chat sessions, closing mutual fund prices, news events and media sightings.

CONCLUSION

      We thank you for your loyalty and, as always, pledge our best efforts on your behalf as we seek to provide you with competitive returns. Please call us at 1-800-GABELLI (1-800-422-3554) during the business day for further information.

                       Sincerely,

                       /S/ SIGNATURE OF JUDITH A. RANERI
                       JUDITH A. RANERI
                       Portfolio Manager
June 5, 2001

THE TREASURER'S FUND
DOMESTIC PRIME MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS --
APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

     PRINCIPAL                                                                           CREDIT       MARKET
      AMOUNT                                                                            RATINGS*      VALUE
     ---------                                                                          --------      -----
                COMMERCIAL PAPER -- 17.4%
   $20,000,000  Citicorp, 4.33%, 06/01/01 ......................................         P1/A1+     $  19,925,428
    10,000,000  Clipper Receivables Corp., 4.48%, 05/18/01 .....................          P1/A1         9,978,844
    15,000,000  Falcon Asset Securitization Corp., 4.97%, 05/08/01 .............          P1/A1        14,985,504
    10,000,000  Preferred Receivables Funding Corp., 4.85%, 05/25/01 ...........          P1/A1         9,967,667
    10,000,000  Preferred Receivables Funding Corp., 4.75%, 06/15/01 ...........          P1/A1         9,940,625
    10,000,000  Sweetwater Capital Corp., 4.45%, 05/30/01 ......................         P1/A1+         9,964,153
    10,000,000  Three Rivers Funding Corp., 5.02%, 05/02/01 ....................          P1/A1         9,998,606
                                                                                                    -------------
                TOTAL COMMERCIAL PAPER ........................................................        84,760,827
                                                                                                    -------------
                ADJUSTABLE RATE SECURITIES -- 5.2%
     4,900,000  California Housing Financial Agency Revenue, 4.65%,
                  05/02/01, Credit Support - FSA, 02/01/17+ ....................        VMIG1/A1+       4,900,000
     1,900,000  Health Insurance Plan of Greater New York, Series B-1, 4.60%,
                  05/02/01, Letter of Credit - Morgan Guaranty Trust, 07/01/16+          NR/A1+         1,900,000
     3,500,000  New Jersey Economic Development Authority, MSNBC/CNBC,
                  Series A, 5.19%,
                  05/01/01, 10/01/21+ ..........................................         P1/A1+         3,500,000
     1,120,000  New Jersey Economic Development Authority, Series E-2, 4.60%,
                  05/03/01, Letter of Credit - LaSalle National Bank, 08/01/14+          NR/A1+         1,120,000
     9,000,000  New York State Housing Finance Agency, Revenue,
                  66 West 38th Housing, Series B, 4.65%,
                  05/02/01, Letter of Credit - Bayerische Hypo - UND VER, 11/01/33+     VMIG1/NR        9,000,000
     5,000,000  New York State Housing Finance Agency, Revenue,
                  66 West 38th Housing, Series B, 4.85%,
                  05/02/01, Letter of Credit - Bayerische Hypo - UND VER, 11/01/33+     VMIG1/NR        5,000,000
                                                                                                    -------------
                TOTAL ADJUSTABLE RATE SECURITIES ..............................................        25,420,000
                                                                                                    -------------
                LOAN PARTICIPATIONS -- 3.1%
    15,000,000  GMAC Mortgage, 5.05%, 05/02/01 ................................................        14,997,896
                                                                                                    -------------
                U.S. GOVERNMENT AGENCY MORTGAGES -- 32.9%
    85,000,000  Federal Farm Credit Bank, 4.15% to 6.93%, 06/14/01 to 04/30/02                         85,000,000
    17,000,000  Federal Home Loan Bank, 4.40% to 4.42%, 05/08/02 to 05/15/02+                          17,000,000
     5,690,000  Federal Home Loan Mortgage Corp., 4.75% to 5.75%, 06/15/01 to 03/29/02                  5,689,299
    10,000,000  Federal Home Loan Mortgage Corp. Discount Note, 4.48%, 05/04/01+                        9,996,267
    12,000,000  Federal National Mortgage Association, 4.625% to 5.31%, 10/15/01 to 01/16/02           12,000,748
    30,000,000  Student Loan Marketing Association, 4.16% to 4.30%, 08/31/01 to 03/18/02+              29,997,057
                                                                                                    -------------
                TOTAL U.S. GOVERNMENT AGENCY MORTGAGES ........................................       159,683,371
                                                                                                    -------------
                REPURCHASE AGREEMENTS -- 46.8%
    52,602,509  Bear Stearns & Co., 4.52%, dated 04/30/01, due 05/01/01,
                  proceeds at maturity $52,609,114 (a) .........................                       52,602,509
    80,000,000  Barclays Capital Corp., 4.50%, dated 04/30/01, due 05/01/01,
                  proceeds at maturity $80,010,000 (b) .........................                       80,000,000
    95,000,000  Warburg Dillon Reed, 4.63%, dated 04/30/01, due 05/01/01,
                  proceeds at maturity $95,012,218 (c) .........................                       95,000,000
                                                                                                    -------------
                TOTAL REPURCHASE AGREEMENTS ...................................................       227,602,509
                                                                                                    -------------




                 See accompanying notes to financial statements.


                                        3


THE TREASURER'S FUND
DOMESTIC PRIME MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS (CONTINUED) --
APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                      MARKET
                                                                                      VALUE
                                                                                      -----

TOTAL INVESTMENTS (Cost $512,464,603) ..............................      105.4%    $512,464,603
PAYABLE TO MANAGER .................................................       (0.0)        (125,250)
PAYABLE TO ADMINISTRATOR ...........................................       (0.0)         (35,543)
PAYABLE FOR INVESTMENTS PURCHASED ..................................       (5.6)     (27,000,000)
DIVIDENDS PAYABLE ..................................................       (0.1)        (434,674)
OTHER ASSETS AND LIABILITIES (NET) .................................        0.3        1,385,846
                                                                          ------    ------------
NET ASSETS (486,334,537,shares of capital stock outstanding,
   $0.001 par value, three billion shares authorized) ..............      100.0%    $486,254,982
                                                                          ======    ============
COMPOSITION OF NET ASSETS
Paid-in-capital ................................................................    $486,253,387
Distributions in excess of net investment income ...............................          (6,462)
Accumulated net realized gain on investments ...................................           8,057
                                                                                    ------------
NET ASSETS .....................................................................    $486,254,982
                                                                                    ============
SHARES OF CAPITAL STOCK:
   MONEY MARKET CLASS
   Net Asset Value, offering and redemption price per share
     (443,477,010 shares outstanding)                                                      $1.00
                                                                                           =====
   CASH MANAGEMENT CLASS
   Net Asset Value, offering and redemption price per share
     (42,857,528 shares outstanding)                                                       $1.00
                                                                                           =====
--------------------------

+ Variable rate security. The short term date shown is the next rate change date.
(a) Collateralized by U.S. Treasury STRIPS, 6.03% to 6.08%, due 05/15/17 to 05/15/21, market value $53,656,024.
(b) Collateralized by U.S. Treasury Bond, 8.875%, due 02/15/19, market value $81,600,000.
(c) Collateralized by U.S. Treasury Bond, 6.25%, due 05/15/29, market value $96,908,713.
* Credit ratings issued by Moody's Investors Services Inc., Standard & Poor's Corporation and Fitch Investors Services Inc. (Unaudited). Moody's credit ratings of VMIG1 and P1, Standard & Poor's credit rating of A1 and Fitch's credit rating of F1 indicate instruments of the highest quality. Credit ratings of NR indicate that the security is not rated. In the opinion of the Manager, such instruments are judged to be of comparable investment quality to rated securities which may be purchased by the Portfolio.


                 See accompanying notes to financial statements.


                                        4


THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS --
APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

      PRINCIPAL                                                                          CREDIT         MARKET
       AMOUNT                                                                           RATINGS*        VALUE
       ------                                                                           --------        ------

                SHORT-TERM MUNICIPAL OBLIGATIONS -- 99.2%
                ALABAMA -- 3.0%
    $2,000,000  Columbia Industrial Development Board, Pollution
                  Control, Alabama Power Company Project,
                  Series D, 4.60%, 05/01/01, 10/01/22+ .........................        VMIG1/A1    $   2,000,000
     1,700,000  Huntsville Health Care Authority, Series A,
                  4.15%, 05/02/01, MBIA Insured, SPA - Bank of Alabama, 06/01/27+       VMIG1/A1        1,700,000
       800,000  McIntosh Industrial Development Board, Environmental Improvement
                  Revenue Ref CIBC Specialty Series D, 4.40%, 05/01/01, 07/01/28+        NR/A1+           800,000
     1,000,000  Mobile Industrial Development Board, Exempt Facility,
                  Kimberly-Clark Tissue Project, 4.25%, 05/02/01, 04/01/15+              A1+/P1         1,000,000
       800,000  Stevenson Industrial Development Board, Environmental Improvement
                  Revenue, Mead Corporation Project, 4.30%, 05/01/01,
                  Letter of Credit - Credit Suisse First Boston, 11/01/16+ .....         NR/A1+           800,000
                                                                                                    -------------
                TOTAL ALABAMA .................................................................         6,300,000
                                                                                                    -------------
                ALASKA -- 0.9%
     1,000,000  Alaska Student Loan Corporation, Student Loan Revenue, Series A,
                  4.20%, AMBAC Insured, 07/01/01                                         Aaa/AAA          999,745
     1,000,000  Anchorage Tax Anticipation Notes, 3.75%, 12/14/01 ..............        MIG1/SP1+       1,003,627
                                                                                                    -------------
                TOTAL ALASKA ..................................................................         2,003,372
                                                                                                    -------------
                ARIZONA -- 3.4%
     2,000,000  Arizona State Transportation Board, Excise Tax Revenue,
                  Maricopa County Regional Area, Series A, 5.40%,
                  AMBAC Insured, 07/01/01 ......................................         Aaa/AAA        2,007,320
     2,700,000  Scottsdale Industrial Development Authority, Scottsdale Memorial Health
                  Systems Project, Series B, 4.15%, 05/02/01, AMBAC Insured,
                  SPA - Credit Local de France, 09/01/22+ ......................        VMIG1/A1+       2,700,000
     1,265,000  Tempe General Obligation, Series A, 5.50%, 07/01/01 ............       Aa1/AA+/AAA      1,269,280
     1,150,000  Tempe Union High School District Number 213 Project, Series B,
                  5.00%, FGIC Insured, 07/01/01 ................................         Aaa/AAA        1,151,203
                                                                                                    -------------
                TOTAL ARIZONA .................................................................         7,127,803
                                                                                                    -------------
                CALIFORNIA -- 0.9%
     1,900,000  California Higher Education Loan Authority Inc., Student Loan Revenue,
                  Series C, 4.45%, 07/01/01, Letter of Credit - Student Loan
                  Marketing, 07/01/02+ .........................................        VMIG1/A1+       1,900,000
                                                                                                    -------------
                COLORADO -- 0.9%
     2,000,000  Colorado State Tax and Revenue Anticipation Notes, 5.00%, 06/27/01       SP1+/F1+       2,002,238
                                                                                                    -------------
                CONNECTICUT -- 1.2%
     2,500,000  Connecticut Special Assessment Unemployment Compensation, Adv Fund,
                  Series C, 4.35%, 07/01/01, FGIC Insured, 11/15/01+ ...........      VMIG1/A1+/F1+     2,500,000
                                                                                                    -------------
                FLORIDA -- 3.9%
     2,200,000  Florida Housing Finance Agency, Huntington Multi-Family
                  Housing Project, Series GGG, 4.15%, 05/02/01,
                  Letter of Credit - Republic National Bank, 12/01/13+ .........         NR/A1+         2,200,000
     2,600,000  Florida Housing Finance Agency, Oaks Multi-Family Housing, Series A,
                  4.05%, 05/02/01, Credit Support - Freddie Mac, 07/01/07+ .....         NR/A1+         2,600,000
     2,500,000  Palm Beach County Housing Finance Authority, Multi-Family Housing,
                  Series D, 4.15%, 05/02/01, Letter of Credit - Credit
                  Suisse First Boston, 11/01/07+ ...............................         NR/A1+         2,500,000
       800,000  Titusville Multi-Purpose Revenue, 4.30%, 05/03/01, 01/28/25+ ...        VMIG1/Aa1         800,000
                                                                                                    -------------
               TOTAL FLORIDA ..................................................................         8,100,000
                                                                                                    -------------



                 See accompanying notes to financial statements.


                                        5


THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS --
APRIL 30, 2001  (UNAUDITED)
--------------------------------------------------------------------------------



      PRINCIPAL                                                                          CREDIT          MARKET
       AMOUNT                                                                           RATINGS*         VALUE
       ------                                                                         ----------         -----

                SHORT-TERM MUNICIPAL OBLIGATIONS (CONTINUED)
                GEORGIA -- 2.9%
    $1,800,000  Burke County Development Authority, Pollution Control, Georgia
                  Power Company Plant Vogtle 1st, 4.35%, 05/01/01, 04/01/32+ ...      VMIG1/NR/F1+  $   1,800,000
     3,840,000  Burke County Development Authority, Pollution Control, Ogelthorpe
                  Power Corporation Project, Series A, 4.25%, 05/02/01, FGIC Insured,
                  SPA - Bayerische Landesbank, 01/01/16+ .......................      VMIG1/A1+/F1+     3,840,000
       400,000  Hapeville Development Authority, Industrial Development, Hapeville
                  Hotel Limited, 4.30%, 05/01/01, Letter of Credit -
                  Deutsche Bank A.G., 11/01/15+ ................................          P1/NR           400,000
                                                                                                    -------------
                TOTAL GEORGIA .................................................................         6,040,000
                                                                                                    -------------
                ILLINOIS -- 8.3%
     4,500,000  Chicago Board of Education, Series B, 4.25%, 05/03/01, FSA Insured,
                  SPA - Dexia Public Finance Bank, 03/01/32+ ...................      VMIG1/A1+/F1+     4,500,000
     1,700,000  Chicago Economic Development Revenue, Crane Carton Co. Project,
                  4.25%, 05/02/01, Letter of Credit - Northern Trust Company,
                  06/01/12+ ....................................................         NR/A1+         1,700,000
     2,000,000  Illinois Development Finance Authority, Metropolitan Family Services,
                  4.25%, 05/03/01, Letter of Credit - Bank of America, 01/01/29+         NR/A1+         2,000,000
     2,000,000  Illinois Educational Facilities Authority, National Louis University,
                  Series A, 4.34%, 05/03/01, Letter of Credit -  American
                  National Bank & Trust, 06/01/29+ .............................         NR/A1          2,000,000
     1,000,000  Illinois Educational Facilities Authority, Revs ACI/Cultural,
                  4.35%, 05/02/01, Letter of Credit - American National Bank &
                  Trust, 07/01/29+ .............................................         NR/A1+         1,000,000
     2,000,000  Illinois Health Facilities Authority, Loyola University Health
                  4.10%, 05/02/01, MBIA Insured, SPA - Credit Suisse First
                  Boston, 07/01/24+ ............................................         VMIG1/A1+      2,000,000
     1,100,000  Illinois Housing Development Authority, Illinois Center
                  Apartments, 4.05%, 05/02/01, Credit Support - Metropolitan
                  Life Guaranty, 01/01/08+ .....................................        VMIG1/A1+       1,100,000
     2,070,000  Illinois Housing Development Authority, Multi-Family Housing -
                  Camelot, 4.30%, 05/02/01, MBIA Insured, SPA - Bank One N.A.,
                  05/01/27+ ....................................................        VMIG1/A1        2,070,000
     1,000,000  Illinois State Toll Highway Authority, Toll Highway Priority,
                  Series B, 4.15%, 05/02/01, MBIA Insured, Letter of Credit -
                  Societe Generale, 01/01/10+ ..................................      VMIG1/A1+/F1+     1,000,000
                                                                                                    -------------
                TOTAL ILLINOIS ................................................................        17,370,000
                                                                                                    -------------
                INDIANA -- 1.2%
     2,500,000  Indianapolis Local Public Improvement Bond Bank, Series E, 4.75%,
                  07/09/01 .....................................................         NR/SP1+        2,506,430
                                                                                                    -------------
                KANSAS -- 2.1%
     1,600,000  Kansas State Department of Transportation, Highway Improvement,
                  Series A, 5.30%, 09/01/01 ....................................      Aa2/AA+/AA        1,611,543
     1,800,000  Kansas State Department of Transportation, Highway Improvement,
                  Series B1, 4.35%, 05/01/01, Liquidity Provider - Pooled Money
                  Investment Board, 09/01/20+ ..................................      VMIG1/A1+         1,800,000
     1,100,000  Olathe Industrial Revenue, Garmin International Inc. Project, 4.35%,
                  05/02/01, Letter of Credit - Bank of America, 01/01/25+ ......         NR/A1+         1,100,000
                                                                                                    -------------
                TOTAL KANSAS ..................................................................         4,511,543
                                                                                                    -------------
                KENTUCKY -- 6.2%
       870,000  Daviess County Exempt Facilities, Kimberly-Clarke Tissue
                  Project, 4.35%, 05/02/01, 08/01/29+ ..........................       NR/A1+             870,000
     1,500,000  Jeffersontown Lease Program, League of Cities Funding
                  Trust, 4.20%, 05/02/01, Letter of Credit - Firstar
                  Bank, 05/08/01+ ..............................................      VMIG1/NR/F1+      1,500,000
     1,000,000  Kenton County Airport Board Special Facilities Revenue,
                  Series B, 4.20%, 05/02/01, Letter of Credit - Commerzbank
                  A.G.,10/01/30+ ...............................................        VMIG1/A1        1,000,000
     2,000,000  Kentucky Asset/Liability Common General Fund, Tax and Revenue
                  Anticipation Notes, Series A, 5.25%, 06/27/01 ................      MIG1/SP1+/F1+     2,002,121



                 See accompanying notes to financial statements.


                                        6


THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS --
APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------



     PRINCIPAL                                                                           CREDIT         MARKET
      AMOUNT                                                                            RATINGS*        VALUE
      ------                                                                            --------        -----

                SHORT-TERM MUNICIPAL OBLIGATIONS (CONTINUED)
                KENTUCKY (CONTINUED)
    $2,000,000  Kentucky Association of Counties, Advance Cash Flow Borrowing,
                  Tax and Revenue Anticipation Notes, 5.00%, 06/29/01 ..........      MIG1/SP1+/F1+ $   2,001,546
     1,255,000  Kentucky Development Financial Authority, Pooled Loan Program,
                  Series A, 4.20%, 05/03/01, FGIC Insured, SPA -
                  Landesbank Hessen, 12/01/15+ .................................        VMIG1/AAA       1,255,000
     4,300,000  Kentucky Economic Development Finance Authority, Hospital Facilities
                  Revenue, Health Alliance Project, Series C, 4.15%, 05/02/01,
                  MBIA Insured, SPA - Credit Suisse First Boston, 01/01/22+ ....       VMIG1/A1+        4,300,000
                                                                                                    -------------
                TOTAL KENTUCKY ................................................................        12,928,667
                                                                                                    -------------
                MAINE -- 0.9%
     1,910,000  Regional Waste System, Solid Waste Resource Recovery Revenue,
                  Series P, 5.25%, 07/01/01 ....................................        AAA/Aaa         1,915,825
                                                                                                    -------------
                MARYLAND -- 3.6%
     2,855,000  Maryland State Department of Transportation, 5.00%, 09/01/01 ...         Aa2/AA         2,870,703
     3,800,000  Montgomery County Housing Opportunity Common Housing Revenue,
                  Kensington Park Issue II, 4.15%, 05/02/01, MBIA Insured,
                  SPA - First National Bank, 7/01/28+ ..........................        VMIG1/A1        3,800,000
       800,000  Northeast Maryland Waste Disposal Authority Resource Recovery, Hartford
                  County Resource, 4.00%, 05/02/01, AMBAC Insured, SPA - Credit
                  Local de France, 01/01/08+ ...................................        VMIG1/A1+         800,000
                                                                                                    -------------
                TOTAL MARYLAND .................................................................        7,470,703
                                                                                                    -------------
                MICHIGAN -- 6.2%
       800,000  Cornell Township Economic Development Corp., Environmental
                   Improvement Revenue, Mead Escanaba Paper Co., 4.30%, 05/01/01,
                   Letter of Credit - Bank of America, 11/01/16+ ...............         NR/A1+           800,000
     4,000,000  Michigan Higher Education Student Loan, Series XII-B, 4.20%,
                  05/02/01, AMBAC Insured, SPA - Kredietbank NV, 10/01/13+ .....        VMIG1/A1        4,000,000
     1,300,000  Michigan Higher Education Student Loan, Series XII-F, 4.20%,
                  05/02/01, AMBAC Insured, SPA - Kredietbank NV, 10/01/20+ .....        VMIG1/Aaa       1,300,000
     4,000,000  Michigan State Housing Development Authority, Limited Obligation,
                  Laurel Valley Project, 4.30%, 05/02/01, Letter of Credit -
                  Bank One Michigan, 12/01/07+ .................................         VMIG1/NR       4,000,000
     1,800,000  Midland County Economic Development Corporation, Limited
                  Obligation, Dow Chemical Co. Project, Series A, 4.50%,
                  05/01/01, 12/01/23+ ..........................................          P1/A1         1,800,000
     1,200,000  Wayne Charter County Airport, Detroit Metropolitan County Project,
                  Series B, 4.20%, 05/02/01, Letter of Credit - Landesbank
                  Hessen-THRGN, 12/01/16+ ......................................        VMIG1/A1+       1,200,000
                                                                                                    -------------
                TOTAL MICHIGAN ................................................................        13,100,000
                                                                                                    -------------
                MINNESOTA -- 0.9%
     2,000,000  Rochester Health Care Facilities, Mayo Foundation Mayo Medical
                  Center, Series B, 3.20%, 05/02/01 ............................         NR/A1+         2,000,000
                                                                                                    -------------
                MISSOURI -- 1.0%
     2,040,000  Missouri State Development Financial Board Recreation Facility,
                  YMCA Greater St. Louis Project, Series B, 4.25%, 05/03/01,
                  Letter of Credit - Bank of America, 09/01/02+ ................         NR/A1+         2,040,000
                                                                                                    -------------
                NEBRASKA -- 0.9%
     1,900,000  Lancaster County Hospital Authority #1, Bryan Memorial Hospital
                  Project, 4.15%, 05/02/01, MBIA Insured, SPA -
                  Commerzbank A.G., 06/01/12+ ..................................        VMIG1/A1+       1,900,000
                                                                                                    -------------
                NEVADA -- 2.5%
       580,000  Clark County Airport Improvement, Lien Series A-2, 4.30%, 05/02/01,
                  Letter of Credit - Union Bank of Switzerland, 07/01/25+ ......        VMIG1/A1+         580,000



                 See accompanying notes to financial statements.


                                        7


THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS --
APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------



      PRINCIPAL                                                                          CREDIT         MARKET
      AMOUNT                                                                            RATINGS*        VALUE
      ------                                                                            --------        ------

                SHORT-TERM MUNICIPAL OBLIGATIONS (CONTINUED)
                NEVADA (CONTINUED)
    $1,100,000  Clark County Airport Improvement, Lien Series B-1, 4.20%, 05/02/01,
                  Letter of Credit - Bayerische Landesbank, 07/01/29+ ................  VMIG1/A1+   $   1,100,000
     1,000,000  Clark County School District, Series A, 5.25%, MBIA Insured, 06/15/01   VMIG1/A1+       1,002,310
     2,500,000  Clark County School District, Series B, 4.30%, 05/01/01, FSA Insured,
                  SPA - Bayerische Landesbank, 06/15/21+ .............................   Aaa/AAA        2,500,000
                                                                                                    -------------
                TOTAL NEVADA                                                                            5,182,310
                                                                                                    -------------
                NEW HAMPSHIRE -- 2.6%
     2,000,000  New Hampshire Housing Finance Authority, Multi-Family Housing Revenue,
                  Fairways Project, 4.25%, 05/02/01, Letter of Credit - GE Capital
                  Corporation, 01/01/24+ .............................................  VMIG1/NR        2,000,000
     3,500,000  New Hampshire State Business Finance Authority, Pollution Control,
                  4.20%, 05/03/01 ....................................................  VMIG1/NR        3,500,000
                                                                                                    -------------
                TOTAL NEW HAMPSHIRE                                                                     5,500,000
                                                                                                    -------------
                NEW JERSEY -- 0.9%
     2,000,000  New Jersey State Turnpike Authority, Series E, 2.95%, 05/01/01,
                  MBIA Insured, 01/01/30+ ............................................   Aaa/AAA        2,000,000
                                                                                                    -------------
                NEW MEXICO -- 1.4%
     3,000,000  New Mexico State Tax and Revenue Anticipation Notes, Series A, 5.00%,
                  06/29/01 ...........................................................  MIG1/SP1+       3,004,046
                                                                                                    -------------
                NEW YORK -- 3.6%
       600,000  New York City General Obligation Unlimited, Series B,
                  Subseries B4, 4.20%, 05/01/01, MBIA Insured, SPA - Credit
                  Agricole Indosez, 08/15/23+ ........................................  VMIG1/NR          600,000
     3,000,000  New York City Municipal Water Finance Authority, Water and Sewer
                  Systems Revenue, Series C, 2.85%, 10/17/01                          VMIG1/A1+/F1+     3,000,000
       825,000  New York City Transitional Finance Authority Revenue Future Tax
                  Secured - Series A-1, 4.00%, 05/02/01, SPA - Societe
                  Generale, 11/15/26+                                                 VMIG1/A1+/F1+       825,000
       740,000  New York City Transitional Finance Authority Revenue Future Tax
                  Secured - Subseries B-3, 4.00%, 05/02/01, Liquidity Facility
                  - First National Bank, 11/01/28+                                    VMIG1/A1+/F1+       740,000
     1,000,000  New York State Dormitory Authority, Columbia University,
                  5.00%, 07/01/01 ....................................................   Aaa/AAA        1,003,732
     1,300,000  New York State Local Government Assistance Corporation, Series G,
                  4.00%, 05/02/01, Letter of Credit - Bank of Nova Scotia,
                  04/01/25+ ..........................................................   VMIG1/A1+      1,300,000
                                                                                                    -------------
                TOTAL NEW YORK .................................................................        7,468,732
                                                                                                    -------------
                NORTH CAROLINA -- 5.1%
     3,700,000  Charlotte Airport, Series A, 4.20%, 05/02/01, MBIA Insured,
                  SPA - Chase Manhattan Bank, 07/01/17+ ..............................  VMIG1/A1+       3,700,000
     2,400,000  East Carolina University, Dowdy-Ficklen Stadium Project, 4.45%,
                  05/02/01, Letter of Credit - Wachovia Bank, 05/01/17+ ..............  VMIG1/A1+       2,400,000
     1,100,000  North Carolina Educational Facilities Finance Agency, Elon
                  College Project, 4.15%, 05/02/01, Letter of Credit - Bank
                  of America, 01/01/19+ ..............................................  VMIG1/A1+       1,100,000
     1,945,000  North Carolina Educational Facilities Finance Agency, Guilford
                  College, 4.00%, 05/02/01, MBIA Insured, SPA - Bank of
                  America, 05/01/24+ .................................................  VMIG1/NR        1,945,000
     1,500,000  University of North Carolina, Chapel Hill Foundation, Inc.
                  Certificate Participation, 4.00%, 05/02/01, Letter of Credit -
                  Bank of America, 10/01/09+ .........................................  VMIG1/NR        1,500,000
                                                                                                    -------------
                TOTAL NORTH CAROLINA ...........................................................       10,645,000
                                                                                                    -------------
                NORTH DAKOTA -- 1.2%
     2,500,000  North Dakota State Housing Finance Agency, Housing Finance
                  Program, Home Mortgage Series D, 4.45%, 08/27/01 ...................   MIG1/NR        2,500,000
                                                                                                    -------------



                 See accompanying notes to financial statements.


                                        8


THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS --
APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------



      PRINCIPAL                                                                          CREDIT          MARKET
       AMOUNT                                                                           RATINGS*         VALUE
       ------                                                                           --------         -----

                SHORT-TERM MUNICIPAL OBLIGATIONS (CONTINUED)
                OREGON -- 1.1%
    $1,000,000  Oregon State Housing and Community Services Department,
                  Single-Family Mortgage Program, Series O, 4.18%, 06/01/01 ..........   MIG1/NR    $   1,000,000
     1,225,000  Port of Portland Airport, Portland International Airport,
                  Series 12C, 4.00%, FGIC Insured, 07/01/01 ..........................   Aaa/AAA        1,223,985
                                                                                                    -------------
                TOTAL OREGON ..................................................................         2,223,985
                                                                                                    -------------
                PENNSYLVANIA -- 7.7%
       700,000  Delaware County Industrial Development Authority, Airport
                  Facilities, United Parcel Service Project, 4.30%, 05/01/01,
                  12/01/15+ ..........................................................  VMIG1/A1+         700,000
     2,100,000  Delaware Valley Regional Finance Authority, Local Government Revenue,
                  Series A, 4.15%, 05/02/01, Letter of Credit - Credit Suisse
                  First Boston, 12/01/19+ ............................................  VMIG1/A1+       2,100,000
     1,000,000  Delaware Valley Regional Finance Authority, Local Government Revenue,
                  Series C, 4.15%, 05/02/01, Letter of Credit - Credit Suisse
                  First Boston, 12/01/20+ ............................................  VMIG1/A1+       1,000,000
     1,400,000  Lehigh County General Purpose Authority, Lehigh Valley Hospital,
                  Series A, 4.35%, 05/01/01, AMBAC Insured, SPA - Chase Manhattan
                  Bank, 07/01/28+ .................................................... VMIG1/AAA        1,400,000
     1,080,000  Pennsylvania Energy Development Authority, B&W Ebensburg Project,
                  4.20%, 05/02/01, Letter of Credit - Landesbank Hessen-THRGN,
                  12/01/11+ ..........................................................   Aaa/NR         1,080,000
     2,000,000  Pennsylvania State Higher Education Assistance Agency, Student Loan
                  Revenue, Series A, 4.45%, 05/02/01, AMBAC Insured, SPA - Mellon
                  Bank N.A., 03/01/27+ ...............................................  VMIG1/A1+       2,000,000
     6,800,000  Philadelphia Water & Wastewater Revenue, Series B, 4.10%, 05/02/01,
                  AMBAC Insured, SPA - Commerzbank A.G., 08/01/27+                    VMIG1/A1+/F1      6,800,000
     1,000,000  Quakertown General Authority, Pooled Financing Program, Series A,
                  4.25%, 05/01/01, Letter of Credit - PNC Bank N.A., 06/01/28+ .......  VMIG1/A1        1,000,000
                                                                                                    -------------
                TOTAL PENNSYLVANIA                                                                     16,080,000
                                                                                                    -------------
                SOUTH CAROLINA -- 2.0%
     2,600,000  South Carolina Educational Facilities Authority, Furman University
                  Project, Series B, 4.25%, 05/03/01, MBIA Insured, SPA - Wachovia
                  Bank of South Carolina, 10/01/26+                                   VMIG1/A1/F1+      2,600,000
     1,605,000  South Carolina Capital Improvements, Series A, 5.00%, 07/01/01 .......   Aaa/AAA        1,609,558
                                                                                                    -------------
                TOTAL SOUTH CAROLINA ...........................................................        4,209,558
                                                                                                    -------------
                TENNESSEE -- 7.1%
     1,450,000  Clarksville Public Building Authority, Pooled Financing - City of
                  Murfreesboro, 4.25%, 05/03/01, Letter of Credit - Bank of
                  America, 07/01/11+ .................................................  VMIG1/NR        1,450,000
     1,400,000  Clarksville Public Building Authority, Pooled Financing - Tennessee
                  Municipal Bond Fund, 4.25%, 05/03/01, Letter of Credit - Bank of
                  America, 10/01/25+ .................................................   NR/A1+         1,400,000
     2,500,000  Hamilton County, Tennessee Aquarium Project, 4.25%, 05/03/01,
                  Letter of Credit - NationsBank of Georgia, 07/01/21+ ...............   NR/A1+         2,500,000
     5,550,000  Memphis Center City Finance Corporation, Multi-Family Housing,
                  Arbors of Harbor Town Project, 4.35%, 05/02/01, Credit Support -
                  NW Mutual Life Insurance Co., 04/13/13+ ............................   NR/A1+         5,550,000
     2,520,000  Metropolitan Government, Nashville and Davidson County, Facilities
                  Board Revenue, Brentwood Multi-Family Housing, 4.35%, 05/03/01,
                  Credit Support - NW Mutual Life Insurance Co., 06/01/07+ ...........   NR/A1+         2,520,000
     1,500,000  Metropolitan Nashville Airport Authority Special Facilities, American
                  Airlines Project, Series B, 4.30%, 05/01/01, Letter of Credit -
                  Bayerische Landesbank, 10/01/12+ ...................................   NR/A1+         1,500,000
                                                                                                    -------------
               TOTAL TENNESSEE .................................................................       14,920,000
                                                                                                    -------------



                 See accompanying notes to financial statements.


                                        9


THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS --
APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------


      PRINCIPAL                                                                               CREDIT           MARKET
       AMOUNT                                                                                 RATINGS*         VALUE
       ------                                                                                 --------         ------

                SHORT-TERM MUNICIPAL OBLIGATIONS (CONTINUED)
                TEXAS -- 9.4%
    $1,200,000  Austin Airport System, Series A, 4.20%, 05/02/01, Letter of Credit - Morgan
                  Guaranty Trust, 11/15/17+ .............................................    P1/A1+/F1+    $  1,200,000
       800,000  Bexar County Housing Financing Corporation Multi-Family Guaranteed
                  Mortgage, Creightons Mill Development, Series A, 4.15%, 05/02/01,
                  Letter of Credit - Westdeutsche Landesbank, 08/01/06+ .................      NR/A1+           800,000
     2,750,000  Harris County Housing Finance Corp., Multi-Family Housing, GTD Mortgage
                  Idlewood Park Development, Series A, 4.15%, 05/02/01, Letter of
                  Credit - Westdeutsche Landesbank, 06/01/05+ ...........................      NR/A1+         2,750,000
       300,000  Lone Star Airport Improvement Authority, Series B-4, 4.35%, 05/01/01,
                   Letter of Credit - Royal Bank of Canada, 12/01/14+ ...................     VMIG1/NR          300,000
       700,000  Metropolitan Higher Education Authority Inc., Texas Higher Education,
                  University of Dallas Project, 4.30%, 05/03/01, Letter of Credit - Chase
                  Bank of Texas N.A., 05/01/19+ .........................................     NR/A1/F1+         700,000
     2,000,000  Port Arthur Navigation District, BASF Corporation Project, Series A,
                  3.15%, 05/03/01 .......................................................       P1/A1         2,000,000
     4,000,000  Port Arthur Navigation District, Fina Oil and Chemical, Series B, 4.60%,
                  05/02/01, 05/01/35+ ...................................................     VMIG1/NR        4,000,000
     3,950,000  South Texas Higher Education Authority Inc., 4.20%, 05/02/01, MBIA Insured,
                  SPA - Sallie Mae, 12/01/27+ ...........................................     VMIG1/NR        3,950,000
     4,000,000  Texas State Tax and Revenue Anticipation Notes, 5.25%, 08/31/01 .........   MIG1/SP1+/F1+     4,012,427
                                                                                                          -------------
                TOTAL TEXAS ...........................................................................      19,712,427
                                                                                                          -------------
                UTAH -- 1.6%
     1,050,000  Morgan County Solid Waste Disposal, Holnam Inc. Project, 4.40%, 05/02/01,
                  Letter of Credit - Wachovia Bank, 08/01/31+ ...........................     VMIG1/A1+       1,050,000
     1,400,000  Utah State General Obligation, Series A, 5.00%, 07/01/01 ................    Aaa/AAA/AAA      1,404,004
     1,000,000  Utah State Housing Finance Agency, Single-Family Housing, Series D-1,
                  4.10%, 05/02/01, SPA -  Bayerische Landesbank, 07/01/31+ ..............     VMIG1/AAA       1,000,000
                                                                                                          -------------
                TOTAL UTAH ............................................................................       3,454,004
                                                                                                          -------------
                VIRGINIA -- 0.4%
       900,000  Richmond Industrial Development Authority, Virginia Union University Project,
                  4.25%, 05/03/01, Letter of Credit - Bank of America, 12/01/07+ ........      NR/A1+           900,000
                                                                                                          -------------
                WASHINGTON -- 3.3%
     1,980,000  Port Bellingham Industrial Development Corp., Sauder Woodcraft Corp.
                  Project, 4.50%, 05/02/01, Letter of Credit - Bank of America, 12/01/14+      Aa1/AA+        1,980,000
     2,000,000  Washington State General Obligation, Series B, 6.30%, 06/01/01 ..........      Aa1/AA+        2,014,436
     3,000,000  Washington State Public Power Supply System, Project Number 2,
                  Series A, 6.30%, 07/01/01 .............................................      Aa1/NR         3,008,724
                                                                                                          -------------
                TOTAL WASHINGTON ......................................................................       7,003,160
                                                                                                          -------------
                WISCONSIN -- 0.4%
       800,000  La Crosse Pollution Control, Dairyland Power Cooperation Project,
                  Series B, 4.30%, 05/01/01, AMBAC Insured, SPA - Rabobank
                  Nederland, 02/01/15+ ..................................................     VMIG1/A1+         800,000
                                                                                                          -------------
                WYOMING -- 0.5%
     1,100,000  Lincoln County Pollution Control, Exxon Mobil Corporation Project,
                  Series C, 4.30%, 05/01/01, 11/01/14+ ..................................      P1/A1+         1,100,000
                                                                                                          -------------
                TOTAL SHORT-TERM MUNICIPAL OBLIGATIONS ................................................     208,419,803
                                                                                                          -------------



                 See accompanying notes to financial statements.

THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS --
APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        CREDIT         MARKET
                                                                       RATINGS*        VALUE
                                                                       --------        ------

TOTAL INVESTMENTS (Cost $208,419,803) ...........................        99.2%      $208,419,803
PAYABLE TO MANAGER ..............................................        (0.0)           (55,486)
PAYABLE TO ADMINISTRATOR ........................................        (0.0)           (15,747)
DIVIDENDS PAYABLE ...............................................        (0.1)          (168,998)
OTHER ASSETS AND LIABILITIES (NET) ..............................         0.9          1,856,379
                                                                        ------      ------------
NET ASSETS (210,079,348 shares of capital stock outstanding,
   $0.001 par value, three billion shares authorized) ...........       100.0%      $210,035,951
                                                                        ======      ============
COMPOSITION OF NET ASSETS
Paid-in-capital ................................................................    $210,038,651
Accumulated net realized loss on investments ...................................          (2,700)
                                                                                    ------------
NET ASSETS .....................................................................    $210,035,951
                                                                                    ============
SHARES OF CAPITAL STOCK:
   MONEY MARKET CLASS
   Net Asset Value, offering and redemption price per share
     (206,442,785 shares outstanding) ..........................................           $1.00
                                                                                           =====
   CASH MANAGEMENT CLASS
   Net Asset Value, offering and redemption price per share
     (3,636,563 shares outstanding) ............................................           $1.00
                                                                                           =====
----------------------------

+ Variable rate security. The short term date shown is the next rate change date.
(a)   Aggregate cost for Federal tax purposes.
* Credit ratings issued by Moody's Investors Services Inc., Standard & Poor's Corporation and Fitch Investors Services Inc. (Unaudited). Moody's credit ratings of VMIG1 and P1, Standard & Poor's credit rating of A1 and Fitch's credit rating of F1 indicate instruments of the highest quality. Credit ratings of NR indicate that the security is not rated. In the opinion of the Manager, such instruments are judged to be of comparable investment quality to rated securities which may be purchased by the Portfolio.


                 See accompanying notes to financial statements.

THE TREASURER'S FUND
U.S. TREASURY MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS --
APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------


     PRINCIPAL                                                                                          MARKET
      AMOUNT                                                                                            VALUE
      ------                                                                                            -----

                U.S. GOVERNMENT SECURITIES -- 50.9%
   $27,000,000  U.S. Treasury Bill, 3.89%, due 07/26/01 .................................             $26,754,900
    20,000,000  U.S. Treasury Note, 5.50%, due 08/31/01 .................................              20,094,537
                                                                                                      -----------
                TOTAL US GOVERNMENT SECURITIES .................................................       46,849,437
                                                                                                      -----------
                REPURCHASE AGREEMENTS-- 49.0%
    10,000,000  ABN AMRO, 4.40%, dated 04/30/01, due 05/01/01,
                  proceeds at maturity, $10,001,222 (a) .................................              10,000,000
    12,000,000  Barclays Capital Corp., 4.40%, dated 04/30/01, due 05/01/01,
                  proceeds at maturity, $12,001,467 (b) .................................              12,000,000
     8,041,363  Bear Stearns & Co., 4.52%, dated 04/30/01, due 05/01/01,
                  proceeds at maturity, $8,042,372 (c) ..................................               8,041,363
    15,000,000  Warburg Dillon Reed, 4.47%, dated 04/30/01, due 05/01/01,
                  proceeds at maturity, $15,001,863 (d) .................................              15,000,000
                                                                                                      -----------
                TOTAL REPURCHASE AGREEMENTS ....................................................       45,041,363
                                                                                                      -----------
TOTAL INVESTMENTS (Cost $91,890,800) ....................................................   99.9%      91,890,800
PAYABLE TO MANAGER ......................................................................   (0.0)         (16,241)
PAYABLE TO ADMINISTRATOR ................................................................   (0.0)         (13,224)
DIVIDENDS PAYABLE .......................................................................   (0.1)         (75,057)
OTHER ASSETS AND LIABILITIES (NET) ......................................................    0.2          187,325
                                                                                           ------     -----------
NET ASSETS (91,975,705 shares of capital stock outstanding,
   $0.001 par value, three billion shares authorized) ...................................  100.0%     $91,973,603
                                                                                           ======     ===========
COMPOSITION OF NET ASSETS
Paid-in-capital ................................................................................      $91,975,728
Distributions in excess of net investment income ...............................................           (2,125)
                                                                                                      -----------
NET ASSETS .....................................................................................      $91,973,603
                                                                                                      ===========
SHARES OF CAPITAL STOCK:
   MONEY MARKET CLASS
   Net Asset Value, offering and redemption price per share
     (88,333,280 shares outstanding) ...........................................................            $1.00
                                                                                                            =====
   CASH MANAGEMENT CLASS
   Net Asset Value, offering and redemption price per share
     (3,642,425 shares outstanding) ............................................................            $1.00
                                                                                                            =====
--------------------------------

(a) Collateralized by U.S. Treasury Bond, 13.875%, due 05/15/11, market value $10,210,652.
(b) Collateralized by U.S. Treasury Note, 6.50% due 05/31/01, market value $12,240,000.
(c) Collateralized by U.S. Treasury Bond, 3.875%, due 04/15/29, market value $8,191,340.
(d) Collateralized by U.S. Treasury Bond, 8.75%, due 05/15/17, market value $15,300,720.


                 See accompanying notes to financial statements.

THE TREASURER'S FUND
STATEMENT OF OPERATIONS  -- SIX MONTHS ENDED APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------


                                                         DOMESTIC PRIME       TAX EXEMPT        U.S. TREASURY
                                                          MONEY MARKET       MONEY MARKET       MONEY MARKET
                                                            PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                         --------------      ------------       -------------
INVESTMENT INCOME:
   Interest .......................................        $13,446,342        $4,237,522        $2,501,529
                                                           -----------        ----------        ----------
EXPENSES:
   Investment advisory fees .......................            687,124           346,044           131,609
   Administration fees ............................            198,914           100,193            38,117
   Service fees - Money Market Class ..............            207,005           113,061            41,418
   Shareholder services fees ......................            110,368            19,016            20,530
   Custodian fees .................................             39,687            20,640            25,185
   Legal and audit fees ...........................             36,711            15,549             5,211
   Directors' fees ................................             19,053             8,111             4,378
   Registration fees ..............................             16,470            11,522            16,923
   Shareholder communications expenses ............             17,588             4,592             2,904
   Miscellaneous expenses .........................              8,595             3,167               254
                                                           -----------        ----------        ----------
   TOTAL EXPENSES .................................          1,341,515           641,895           286,529
                                                           -----------        ----------        ----------
   Custodian fee credits ..........................                 --            (3,937)               --
                                                           -----------        ----------        ----------
   TOTAL NET EXPENSES .............................          1,341,515           637,958           286,529
                                                           -----------        ----------        ----------
   NET INVESTMENT INCOME ..........................         12,104,827         3,599,564         2,215,000
                                                           -----------        ----------        ----------
   NET REALIZED GAIN ON INVESTMENTS ...............              8,057                --            35,159
                                                           -----------        ----------        ----------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    $12,112,884        $3,599,564        $2,250,159
                                                           ===========        ==========        ==========


                 See accompanying notes to financial statements.

THE TREASURER'S FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                    DOMESTIC PRIME                        TAX EXEMPT
                                                                 MONEY MARKET PORTFOLIO             MONEY MARKET PORTFOLIO
                                                           ----------------------------------   -------------------------------
                                                             SIX MONTHS ENDED    YEAR  ENDED     SIX  MONTHS       ENDED YEAR
                                                                APRIL 30,        OCTOBER  31,   APRIL 30, 2001     OCTOBER  31,
                                                               (UNAUDITED)        2000            (UNAUDITED)          2000
OPERATIONS:
   Net investment income ...................................  $ 12,104,827     $   21,885,278        $ 3,599,564       $  6,912,990
   Net realized gain on investments ........................         8,057             12,870               --                 --
                                                              ------------     --------------        -----------       -----------
   NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS ..............................    12,112,884         21,898,148          3,599,564          6,912,990
                                                              ------------     --------------        -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
    Money Market Class .....................................   (10,912,160)       (20,755,894)        (3,524,309)        (6,835,565)
    Cash Management Class ..................................    (1,192,667)        (1,129,384)           (75,255)           (78,195)
                                                              ------------     --------------        -----------       -----------
                                                               (12,104,827)       (21,885,278)        (3,599,564)        (6,913,760)
                                                              ------------     --------------        -----------       -----------
   Net realized gain on investment transactions:
    Money Market Class .....................................          --              (12,859)              --                 --
    Cash Management Class ..................................          --                  (11)              --                 --
                                                              ------------     --------------        -----------       -----------
                                                                      --              (12,870)              --                 --
                                                              ------------     --------------        -----------       -----------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS .....................   (12,104,827)       (21,898,148)        (3,599,564)        (6,913,760)
                                                              ------------     --------------        -----------       -----------

CAPITAL SHARE TRANSACTIONS
  ($1.00 PER SHARE)
  Proceeds from shares issued:
    Money Market Class .....................................   759,969,715      1,525,752,537        329,485,384        627,555,886
    Cash Management Class ..................................    25,555,038         66,991,813          7,160,778         14,674,563
                                                              ------------     --------------        -----------       -----------
                                                               785,524,753      1,592,744,350        336,646,162        642,230,449
                                                              ------------     --------------        -----------       -----------

   Proceeds from reinvestment of dividends:
    Money Market Class .....................................    10,742,698         19,952,259          3,511,002          6,691,036
    Cash Management Class ..................................     1,196,137          1,037,770             72,622             70,208
                                                              ------------     --------------        -----------       -----------
                                                                11,938,835         20,990,029          3,583,624          6,761,244
                                                              ------------     --------------        -----------       -----------
   Cost of shares redeemed:
    Money Market Class .....................................  (681,672,755)    (1,607,295,762)      (342,679,047)      (613,744,076)
    Cash Management Class ..................................   (27,320,680)       (24,602,550)        (9,626,248)        (8,715,360)
                                                              ------------     --------------        -----------       -----------
                                                              (708,993,435)    (1,631,898,312)      (352,305,294)      (622,459,436)
                                                              ------------     --------------        -----------       -----------

   Net increase (decrease)
    in net assets from
    share transactions .....................................    88,470,153        (18,163,933)       (12,075,508)        26,532,257
                                                              ------------     --------------        -----------       -----------
   NET INCREASE (DECREASE)
    IN NET ASSETS ..........................................    88,478,210        (18,163,933)       (12,075,508)        26,531,487
NET ASSETS:
   Beginning of period .....................................   397,776,773        415,940,706        222,111,459        195,579,972
                                                              ------------     --------------        -----------       -----------
   End of period ...........................................  $486,254,983     $  397,776,773      $ 210,035,951      $ 222,111,459
                                                              ============     ==============      =============      =============



                                                                     U.S. TREASURY
                                                                 MONEY MARKET PORTFOLIO
                                                           ----------------------------------------
                                                                  SIX MONTHS ENDED     YEAR ENDED
                                                                     APRIL 30,          OCTOBER 31,
                                                                   (UNAUDITED)            2000
OPERATIONS:
   Net investment income ...................................       $  2,215,000       $  4,458,073
   Net realized gain on investments ........................             35,159             22,140
                                                                   ------------       ------------
   NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS ..............................          2,250,159          4,480,213
                                                                   ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
    Money Market Class .....................................         (2,086,635)        (4,303,872)
    Cash Management Class ..................................           (128,365)          (154,201)
                                                                   ------------       ------------
                                                                     (2,215,000)        (4,458,073)
                                                                   ------------       ------------
   Net realized gain on investment transactions:
    Money Market Class .....................................            (33,301)           (21,353)
    Cash Management Class ..................................             (1,858)              (787)
                                                                   ------------       ------------
                                                                        (35,159)           (22,140)
                                                                   ------------       ------------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS .....................         (2,250,159)        (4,480,213)
                                                                   ------------       ------------
CAPITAL SHARE TRANSACTIONS
  ($1.00 PER SHARE)
  Proceeds from shares issued:
    Money Market Class .....................................         97,902,622        291,277,152
    Cash Management Class ..................................         31,312,778        74,243,877
                                                                   ------------       ------------
                                                                    129,215,400        365,521,029
                                                                   ------------       ------------
   Proceeds from reinvestment of dividends:
    Money Market Class .....................................          2,122,156          4,172,640
    Cash Management Class ..................................             87,534             90,598
                                                                   ------------       ------------
                                                                      2,209,690          4,263,238
                                                                   ------------       ------------
   Cost of shares redeemed:
    Money Market Class .....................................        (88,327,366)      (327,708,707)
    Cash Management Class ..................................        (32,070,458)       (70,021,903)
                                                                   ------------       ------------
                                                                   (120,397,824)      (397,730,610)
                                                                   ------------       ------------
   Net increase (decrease)
    in net assets from
    share transactions .....................................         11,027,266        (27,946,343)
                                                                   ------------       ------------
   NET INCREASE (DECREASE)
    IN NET ASSETS ..........................................         11,027,266        (27,946,343)

NET ASSETS:
   Beginning of period .....................................         80,946,337        108,892,680
                                                                   ------------       ------------
   End of period ...........................................     $   91,973,603      $  80,946,337
                                                                 ==============      =============

                 See accompanying notes to financial statements.

THE TREASURER'S FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                    OPERATING PERFORMANCE
                   ------------------------------------------------------
                                                 Net
                   Net Asset                  Realized and
                     Value,         Net       Unrealized       Total from
Period Ended       Beginning     Investment     Gain on        Investment
October 31,        of Period     Income (a)   Investments      Operations
------------       ----------    ----------   ------------     ----------

DOMESTIC PRIME MONEY MARKET PORTFOLIO
MONEY MARKET CLASS
   2001(f)           $1.00         $0.026       $0.000(e)        $0.026
   2000               1.00          0.055        0.000(e)         0.055
   1999               1.00          0.045           --            0.045
   1998               1.00          0.050           --            0.050
   1997               1.00          0.050           --            0.050
   1996               1.00          0.049           --            0.049
CASH MANAGEMENT CLASS
   2001(f)           $1.00         $0.026       $0.000(e)        $0.026
   2000(c)            1.00          0.030        0.000(e)         0.030


U.S. TREASURY MONEY MARKET PORTFOLIO
MONEY MARKET CLASS
   2001(f)           $1.00         $0.025       $0.000(e)        $0.025
   2000               1.00          0.052        0.000(e)         0.052
   1999               1.00          0.042           --            0.042
   1998               1.00          0.048        0.001            0.049
   1997               1.00          0.047        0.001            0.048
   1996               1.00          0.047           --            0.047
CASH MANAGEMENT CLASS
   2001(f)           $1.00         $0.026       $0.000(e)        $0.026
   2000(c)            1.00          0.028        0.000(e)         0.028




                                                                                                RATIOS TO AVERAGE NET ASSETS
                                     DISTRIBUTIONS TO SHAREHOLDERS                                 AND SUPPLEMENTAL DATA
                     -----------------------------------------------------------------    ------------------------------------------
                                                                                                       Ratio of Net     Ratio of
                                       Net                        Net Asset               Net Assets,  Investment      Operating
                        Net          Realized                      Value,                  End of        Income         Expenses
Period Ended         Investment      Gain on         Total         End of      Total       Period       to Average     to Average
October 31,            Income      Investments   Distributions     Period      Return+    (in 000's)    Net Assets    Net Assets (b)
------------         ----------    ------------  -------------    --------    --------    ----------  --------------  --------------

DOMESTIC PRIME MONEY MARKET PORTFOLIO
MONEY MARKET CLASS
   2001(f)            $(0.026)      $    --         $(0.026)        $1.00       2.67%      $443,397       5.28%(d)       0.06%(d)
   2000                (0.055)       (0.000)(e)      (0.055)         1.00       5.68        354,350       5.55           0.59
   1999                (0.045)           --          (0.045)         1.00       4.65        415,941       4.55           0.50
   1998                (0.050)           --          (0.050)         1.00       5.15        357,850       5.03           0.54
   1997                (0.049)       (0.001)         (0.050)         1.00       5.19        280,339       4.99           0.52
   1996                (0.049)           --          (0.049)         1.00       5.12        236,812       4.93           0.54
CASH MANAGEMENT CLASS
   2001(f)            $(0.026)      $    --         $(0.026)        $1.00       2.71%       $42,858       5.38%(d)       0.50%(d)
   2000(c)             (0.030)       (0.000)(e)      (0.030)         1.00       3.04         43,427       5.62(d)        0.52(d)


U.S. TREASURY MONEY MARKET PORTFOLIO
MONEY MARKET CLASS
   2001(f)            $(0.025)      $(0.000)(e)     $(0.025)        $1.00       2.57%       $88,332       5.04%(d)       0.66(d)
   2000                (0.052)       (0.000)(e)      (0.052)         1.00       5.28         76,634       5.11           0.65
   1999                (0.042)           --          (0.042)         1.00       4.34        108,893       4.19           0.56
   1998                (0.048)       (0.001)         (0.049)         1.00       5.03        110,879       4.83           0.51
   1997                (0.047)       (0.001)         (0.048)         1.00       4.91         85,204       4.74           0.61
   1996                (0.047)           --          (0.047)         1.00       4.83         90,761       4.70           0.63
CASH MANAGEMENT CLASS
   2001(f)            $(0.026)      $(0.000)(e)     $(0.026)        $1.00       2.62%        $3,642       5.14%(d)       0.56%(d)
   2000(c)             (0.028)       (0.000)(e)      (0.028)         1.00       2.81          4,312       5.17(d)        0.59(d)

--------------------------------

+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a) Net investment income before fees waived by the administrator for the year ended October 31, 1996 was $0.048 (Domestic Prime Money Market Portfolio).
(b) Operating expense ratios after custodian fee credits on cash balances maintained with the custodian and fees waived by the administrator for the year ended October 31, 1996 was 0.52% (Domestic Prime Money Market Portfolio) and 0.60% (U.S. Treasury Money Market Portfolio).
(c) From commencement of offering on May 1, 2000.
(d) Annualized.
(e) Amount represents less than $0.0005 per share.
(f) For the period ended April 30, 2001; unaudited.

                See accompanying notes to financial statements.

THE TREASURER'S FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                              OPERATING PERFORMANCE                         DISTRIBUTIONS TO SHAREHOLDERS
                     -------------------------------------    --------------------------------------------------

 Period Ended          Net Asset Value,     Net Investment    Net Investment   Net Asset Value,
 October 31,         Beginning of Period        Income           Income         End of Period      Total Return+
------------         -------------------    --------------    ------------     --------------      -------------

TAX EXEMPT MONEY MARKET PORTFOLIO
MONEY MARKET CLASS
   2001(d)           $   1.00                   $0.016          $(0.016)             $1.00               1.57%
   2000                  1.00                    0.035           (0.035)              1.00               3.52
   1999                  1.00                    0.027           (0.027)              1.00               2.71
   1998                  1.00                    0.030           (0.030)              1.00               3.08
   1997                  1.00                    0.031           (0.031)              1.00               3.12
   1996                  1.00                    0.030           (0.030)              1.00               3.04
CASH MANAGEMENT CLASS
   2001(d)           $   1.00                   $0.016          $(0.016)             $1.00               1.62%
   2000(b)               1.00                    0.019           (0.019)              1.00               1.93%


                                  RATIO TO AVERAGE NET ASSETS
                                     AND SUPPLEMENTAL DATA
                         --------------------------------------------
                                                    Ratio of Net
 Period Ended            Net Assets, End of       Investment Income
 October 31,             Period (in 000's)      to Average Net Assets
------------             -----------------      --------------------

TAX EXEMPT MONEY MARKET PORTFOLIO
MONEY MARKET CLASS
   2001(d)                   $206,399                 3.12%(c)
   2000                       216,082                 3.47
   1999                       195,580                 2.67
   1998                       213,590                 3.04
   1997                       192,834                 3.07
   1996                       158,507                 3.00
CASH MANAGEMENT CLASS
   2001(d)                   $  3,637                 3.22%(c)
   2000(b)                      6,029                 3.54(c)

-------------------------------------------------------------------------------

+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a) Operating expense ratios after custodian fee credits on cash balances maintained with the custodian for the years ended October 31, 2000, 1999, 1998, 1997 and 1996 were 0.53%, 0.48%, 0.48%, 0.52% and 0.52%, respectively.
(b) From commencement of offering on May 1, 2000.
(c) Annualized.
(d) For the period ended April 30, 2001; unaudited.

                 See accompanying notes to financial statements.

THE TREASURER'S FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. DESCRIPTION. The Treasurer's Fund, Inc. (the "Fund") was organized as a Maryland corporation. The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund currently consists of six separately managed portfolios, three of which are active: the Domestic Prime Money Market Portfolio, the Tax Exempt Money Market Portfolio and the U.S. Treasury Money Market Portfolio (each a "Portfolio" and collectively, the "Portfolios"). Shares of these Portfolios are offered as either (i) the Gabelli Cash Management Class (the "New Class of Shares" or "Cash Management Class") or (ii) the U.S. Treasury Money Market Class, the Domestic Prime Money Market Class and the Tax Exempt Money Market Class (the "Existing Class of Shares" or "Money Market Class"). The New Class of Shares is identical to the Existing Class of Shares except that the Existing Class of Shares are offered to organizations which are compensated for enhanced transfer agency services. The Global Money Market Portfolio, the Limited Term Portfolio and the Tax Exempt Limited Term Portfolio are currently inactive.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued at amortized cost (which approximates market value) whereby a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.

REPURCHASE AGREEMENTS. Each Portfolio may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Bank of New York, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by Gabelli Fixed Income LLC (the "Advisor"). Under the terms of a typical repurchase agreement, a Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio's holding period. The Portfolio will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Portfolio in each agreement. The Portfolio will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. When-issued securities are recorded on the date on which the priced transaction confirmation is received.

Dividends  and  Distributions.   Dividends  from  investment  income  (including
realized capital gains and losses) are declared daily and paid monthly. Distributions of long term capital gains, if any, are paid

THE TREASURER'S FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Portfolio, timing differences and differing characterization of distributions made by the Portfolio.

EXPENSES. Certain administrative expenses are common to, and allocated among, the Portfolios. Such allocations are made on the basis of each Portfolio's average net assets or other criteria directly affecting the expenses as determined by the Advisor.

The Tax Exempt Money Market Portfolio maintains a cash balance with its custodian and receives a reduction of its custody fees and expenses for the equivalent amount of interest earned by the Custodian on such uninvested cash balances. For financial reporting purposes for the six months ended April 30, 2001, custodian fee credits were $3,937. There was no effect on net investment income. The Portfolio could have invested such amounts in an income producing asset if it had not agreed to a reduction of fees or expenses under the expenses offset arrangement with its custodian.

As of October 31, 2000, the Tax Exempt Money Market Portfolio had net capital loss carryforwards for Federal income tax purposes of $2,700 expiring in 2007.

PROVISION FOR INCOME TAXES. Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As a result, a Federal income tax provision is not required.

3. AGREEMENT WITH AFFILIATED PARTIES. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Advisor which provides that the Fund will pay the Advisor a fee, computed daily and paid monthly, at the annual rate of 0.30% of the value of each Portfolio's average daily net assets. In accordance with the Advisory Agreement, the Advisor provides a continuous investment program for the Fund's portfolios, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Directors of the Fund who are its affiliates.

Gabelli Funds, LLC, (the "Administrator") serves as the Administrator to the Fund pursuant to an Administrative Services Agreement with each of the Portfolios under which the Administrator provides services for a fee that is computed daily and paid monthly in accordance with the following schedule:
(i) 0.10% of the first $500 million of aggregate average daily net assets of the Fund, (ii) 0.065% of the next $250 million of aggregate average daily net assets of the Fund, (iii) 0.055% of the next $250 million of aggregate average daily net assets of the Fund, and (iv) 0.050% of aggregate average daily net assets of the Fund over $1 billion.

The Fund has adopted a distribution and service plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act for each Portfolio of the Fund. There are no fees or expenses chargeable to the Fund under the Plan and the Fund's Board of Directors has adopted the Plan in case certain expenses of the Fund might be considered to constitute indirect payment by the Fund of distribution expenses. As of March 1, 2000, Gabelli & Company, Inc. (the "Distributor") serves as the exclusive Distributor of the shares of each Portfolio pursuant to its Distribution Agreement with the Fund.

--------------------------------------------------------------------------------

     GABELLI FUNDS AND YOUR PERSONAL PRIVACY
     ---------------------------------------------------------------------------


     WHO ARE WE?

     The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds LLC, Gabelli Advisers, Inc. and Gabelli Fixed Income, LLC, which are affiliated with Gabelli Asset Management Inc. Gabelli Asset Management is a publicly-held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

     WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?

     If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

     (BULLET) INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

     (BULLET) INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem, and the deposits and withdrawals that you make. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

     WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

     We do not disclose any non-public personal information about our customers or former customers to anyone, other than our affiliates, our service providers who need to know such information and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, www.sec.gov.

     WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?

     We restrict access to non-public personal information about you to the people who need to know that information in order to perform their jobs or provide services to you and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

--------------------------------------------------------------------------------

                              THE TREASURER'S FUND
                              One Corporate Center
                            Rye, New York 10580-1434
                                  1-800-GABELLI
                                [1-800-422-3554]
                               FAX: 1-914-921-5118
                             HTTP://WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                (Net Asset Value may be obtained daily by calling
                         1-800-GABELLI after 6:00 P.M.)

                               BOARD OF DIRECTORS
Felix J. Christiana                                  Arthur V. Ferrara
FORMER SENIOR VICE PRESIDENT                         FORMER CHAIRMAN AND
DOLLAR DRY DOCK SAVINGS BANK                         CHIEF EXECUTIVE OFFICER
                                                     GUARDIAN LIFE INSURANCE
                                                     COMPANY OF AMERICA

Anthony J. Colavita                                  Karl Otto Pohl
ATTORNEY-AT-LAW                                      FORMER PRESIDENT
ANTHONY J. COLAVITA, P.C.                            DEUTSCHE BUNDESBANK

Richard N. Daniel                                    Anthony R. Pustorino
FORMER CHAIRMAN AND                                  CERTIFIED PUBLIC ACCOUNTANT
CHIEF EXECUTIVE OFFICER                              PROFESSOR, PACE UNIVERSITY
HANDY & HARMAN

Mary E. Hauck                                        Werner J. Roeder, MD
(RETIRED) SENIOR PORTFOLIO MANAGER                   MEDICAL DIRECTOR
GABELLI-O'CONNOR FIXED INCOME                        LAWRENCE HOSPITAL
MUTUAL FUND MANAGEMENT CO.

Robert C. Kolodny, MD                                Anthonie C. van Ekris
PHYSICIAN, AUTHOR AND LECTURER                       MANAGING DIRECTOR
GENERAL PARTNER OF KBS PARTNERSHIP                   BALMAC INTERNATIONAL, INC.

                                    OFFICERS
Ronald S. Eaker                                      Judith A. Raneri
PRESIDENT AND                                        SECRETARY, TREASURER AND
CHIEF INVESTMENT OFFICER                             PORTFOLIO MANAGER

Henley L. Smith                                      Bruce N. Alpert
VICE PRESIDENT AND                                   VICE PRESIDENT
INVESTMENT OFFICER
                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                                    CUSTODIAN
                             Custodial Trust Company

                                  LEGAL COUNSEL
                      Paul, Hastings, Janofsky & Walker LLP

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This report is submitted for the general  information of the shareholders of The
Treasurer's Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
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GAB TRS SA01 SR


THE
TREASURER'S
FUND,
INC.


Money Market Portfolios
-----------------------

Domestic Prime
Tax Exempt
U.S. Treasury



                                                              SEMI-ANNUAL REPORT
                                                                  April 30, 2001